Registration No. 33-31755
                                                                        811-5880
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 12

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT No. 13


                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                   7 Hanover Square, New York, New York 10004
          (Complete address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (212) 598-8359

                                  ------------


                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004


                     (Name and address of agent for service)


                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004


                                  ------------

          It is proposed that this filing will become effective (check appropriate box):

               |_|  immediately upon filing pursuant to paragraph (b) of Rule
                    485

               |X|  on May 1, 2000 pursuant to paragraph (b) of Rule 485

               |_|  60 days after filing pursuant to paragraph (a)(1) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(1) of Rule 485
               |_|  75 days after filing pursuant to paragraph (a)(2) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(2) of Rule 485.

          If appropriate, check the following box:

               |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                  ------------


     The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 24, 2000.


================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT D

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                       Location

Part A
Item  1.  Cover Page................................    Cover

Item  2.  Definitions...............................    Special Terms Used in
                                                          This Prospectus

Item  3.  Synopsis..................................    Summary: What is a
                                                          variable annuity
                                                          contract and how does
                                                          it work; Costs and
                                                          Expenses


Item  4.  Condensed Unit Information................    Summary Financial
                                                          Information About the
                                                          Separate Account



Item  5.  General Description of Registrant,
            Depositor and Portfolio Companies ......    The Guardian Insurance
                                                          & Annuity Company,
                                                          Inc.; Variable
                                                          Investment Options;
                                                          Fixed-Rate Option;
                                                          Voting Rights


Item  6.  Deductions................................    Expenses; Costs and
                                                          Expenses; Distribution
                                                          of the Contracts

Item  7.  General Description of Variable
            Annuity Contracts.......................    Summary: What is a
                                                          variable annuity
                                                          contract and how does
                                                          it work?

Item  8.  Annuity Period............................    The Annuity Period

Item  9.  Death Benefit.............................    Death Benefits; Enhanced
                                                          Death Benefits

Item 10.  Purchases and Contract Value..............    Buying a Contract; the
                                                          Accumulation Period

Item 11.  Redemptions...............................    Surrenders and Partial
                                                          Withdrawals

Item 12.  Taxes.....................................    Federal Tax Matters

Item 13.  Legal Proceedings.........................    Legal Proceedings

Item 14.  Table of Contents of the Statement of
            Additional Information..................    Where to get more
                                                          Information

Part B
Item 15.  Cover Page................................    Cover Page

Item 16.  Table of Contents.........................    Table of Contents

Item 17.  General Information and History...........    Not Applicable

Item 18.  Services..................................    Services to the Separate
                                                          Account

Item 19.  Purchase of Securities Being Offered......    Valuation of Assets of
                                                          the Separate Account;
                                                          Transferability
                                                          Restrictions

Item 20.  Underwriters..............................    Services to the Separate
                                                          Account

Item 21.  Calculation of Performance Data...........    Performance Data

Item 22.  Annuity Payments..........................    Annuity Payments

Item 23.  Financial Statements......................    Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

May 1, 2000


THE GUARDIAN INVESTOR
INDIVIDUAL VARIABLE ANNUITY
CONTRACT PROSPECTUS

This prospectus describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account D (the Separate Account). They are designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.


The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to twenty variable investment options or nineteen variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these funds are attached.

The Guardian Variable Contract Funds, Inc.
   The Guardian Stock Fund
   The Guardian VC 500 Index Fund
   The Guardian VC Asset Allocation Fund
   The Guardian VC High Yield Bond Fund
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.
GIAC Funds, Inc.
   Baillie Gifford International Fund
   Baillie Gifford Emerging Markets Fund
   The Guardian Small Cap Stock Fund
Value Line Strategic Asset Management Trust
Value Line Centurion Fund
Gabelli Capital Series Funds, Inc.
   Gabelli Capital Asset Fund
MFS Variable Insurance Trust
   MFS Growth With Income Series
   MFS Emerging Growth Series
   MFS New Discovery Series
   MFS Research Series
   MFS Total Return Series
AIM Variable Insurance Funds Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Global Utilities Fund
   AIM V.I. Value Fund
Davis Variable Account Fund
   Davis Financial Portfolio
   Davis Real Estate Portfolio
   Davis Value Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP III Mid Cap Portfolio
Janus Aspen Series
   Janus Aspen Aggressive Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Janus Aspen Growth Portfolio
   Janus Aspen Worldwide Growth Portfolio


A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2000, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------
These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------

Annuity Contract Prospectus

Summary ...................................................................    1

-- What is a variable annuity contract and how does it work? ..............    1

-- The accumulation period ................................................    1

-- The annuity period .....................................................    1

-- Other contract features ................................................    1

-- Expenses ...............................................................    2

-- Deciding to purchase a contract ........................................    2

The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    6

-- The application form ...................................................    6

-- Payments ...............................................................    7

The accumulation period ...................................................    7

-- How we allocate your premium payments ..................................    7

-- The Separate Account ...................................................    8

-- Variable investment options ............................................    9

-- Fixed-rate option ......................................................   12

-- Transfers ..............................................................   13

-- Surrenders and partial withdrawals .....................................   14

-- Managing your annuity ..................................................   15

The annuity period ........................................................   17

-- When annuity payments begin ............................................   17

-- How your annuity payments are calculated ...............................   17

-- Variable annuity payout options ........................................   17

-- Fixed-rate annuity payout options ......................................   18

Other contract features ...................................................   19

-- Death benefits .........................................................   19

-- Enhanced death benefits ................................................   19

-- Financial information ..................................................   20

-- How we calculate unit values ...........................................   20

-- Summary financial information about the Separate Account ...............   21


-- Contract costs and expenses ............................................   26

-- Federal tax matters ....................................................   28

-- Our income taxes .......................................................   32

-- Possible tax law changes ...............................................   32

-- Performance results ....................................................   32

Your rights and responsibilities ..........................................   34

-- Voting rights ..........................................................   34

-- Your right to cancel the contract ......................................   34

-- Distribution of the contracts ..........................................   34

Special terms used in this prospectus .....................................   35

Other information .........................................................   36





-- Legal Proceedings ......................................................   36

-- Where to get more information ..........................................   36

--------------------------------------------------------------------------------
      SUMMARY
      WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?
--------------------------------------------------------------------------------

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

The accumulation period

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or nineteen variable investment options and a fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 31 investment divisions, corresponding to 31 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

The annuity period

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.

Other contract features

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.



                                                                   PROSPECTUS  1

Expenses

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees and other expenses associated with the Funds ranged from .28% to 1.44% in 1999. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.15% annually of the net asset value of your variable investment options.

o     Administrative expenses

      $35 annually will be deducted from the accumulation value of your contract.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense


      If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your variable investment options, depending on the rider chosen.


o     Premium taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that varies from 0.5% to 3.5% of premiums paid to the contract.

Deciding to purchase a contract

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free look period. The period may be longer than 10 days in some states.

Please see Financial information: Summary of financial information about the Separate Account for more information about Separate Account D and unit values.

Please see Special terms used in this prospectus for definitions of key terms.


2  PROSPECTUS

--------------------------------------------------------------------------------
                                  EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Charge Imposed on Purchases: ....................................  None
Transfer Fee: Currently, none (may charge $25 for each transfer)
  Contingent Deferred Sales Charge:

(1) Single Premium Payment Contracts:(1)

In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

                          Number of
                         Contract Years               Contingent
                     Completed from Date of       Deferred Sales
                       the Premium Payment     Charge Percentage(1)
                     ----------------------    -----------------
                               1                      6%
                               2                      6%
                               3                      5%
                               4                      4%
                               5                      3%
                               6                      2%
                               7                      1%
                               8+                     0%

--------------------------------------------------------------------------------
(2) Flexible Premium Payment Contracts:(2)

In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:

o 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or

o     6% of the total amount being withdrawn.

Annual Contract Administration Fee:
Single Premium Payment Contract ..........................................   $35
Flexible Premium Payment Contract ........................................   $35

Separate Account Level Annual Expenses:


                                                  For Contract      For Contract             For Contract
                                                       Without              With            With Contract
                                                      Enhanced   7 Year Enhanced     Anniversary Enhanced
                                                 Death Benefit     Death Benefit            Death Benefit
                                                 -------------   ---------------     --------------------
(as a percentage of daily net asset value)
Mortality and Expense Risk Charge ...............        1.15%             1.15%                    1.15%
Account Fees and Expenses .......................           0%                0%                       0%
Enhanced Death Benefit Charge ...................           0%              .30%                     .25%
                                                         ----              ----                     -----
Total Separate Account Annual Expenses ..........        1.15%             1.45%                    1.40%


--------------------------------------------------------------------------------


                                                                  PROSPECTUS  3

--------------------------------------------------------------------------------
                            EXPENSE TABLE (Continued)
--------------------------------------------------------------------------------
                        Annual Expenses of the Funds:(3)
                     (as a percentage of average net assets)

                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
The Guardian Cash Fund                           .50%        .03%        .53%
--------------------------------------------------------------------------------
The Guardian Bond Fund(4)                        .50%        .07%        .57%
--------------------------------------------------------------------------------
The Guardian Stock Fund                          .50%        .02%        .52%
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                .75%        .08%        .83%
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(5)                .25%        .03%        .28%
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(6)         .50%        .17%        .67%
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund(7)          .60%        .54%       1.14%
--------------------------------------------------------------------------------
Baillie Gifford International Fund               .80%        .16%        .96%
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund           1.00%        .44%       1.44%
--------------------------------------------------------------------------------
Value Line Centurion Fund(8)                     .50%        .09%        .59%
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(8)   .50%        .08%        .58%
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      1.00%        .08%       1.08%
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               .62%        .11%        .73%
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   .65%        .49%       1.14%
--------------------------------------------------------------------------------
AIM V.I. Value Fund                              .61%        .15%        .76%
--------------------------------------------------------------------------------
Davis Financial Portfolio(9)                     .75%        .25%       1.00%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio(9)                   .75%        .25%       1.00%
--------------------------------------------------------------------------------
Davis Value Portfolio(9)                         .75%        .25%       1.00%
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio(10)         .59%        .16%        .75%
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(10)         .49%        .17%        .66%
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
  Portfolio(10)                                  .59%        .19%        .78%
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio(10)           .59%        .48%       1.07%
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(11)      .65%        .02%        .67%
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio(11)   .65%        .04%        .69%
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(11)                 .65%        .02%        .67%
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(11)       .65%        .05%        .70%
--------------------------------------------------------------------------------
MFS Emerging Growth Series(12)                   .75%        .09%        .84%
--------------------------------------------------------------------------------
MFS Growth With Income Series                    .75%        .13%        .88%
--------------------------------------------------------------------------------
MFS New Discovery Series(12)                     .90%        .27%       1.17%
--------------------------------------------------------------------------------
MFS Research Series(12)                          .75%        .11%        .86%
--------------------------------------------------------------------------------
MFS Total Return Series(12)                      .75%        .15%        .90%
================================================================================


--------------------------------------------------------------------------------
(1) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment, and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

(2) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.


(3) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1999 except for Janus Aspen Funds and Guardian VC 500 Index Fund whose expenses are restated as described below.

(4) Expenses reflected include interest expense. If interest expense were not included, total expenses would be 0.55%.

(5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Fund. Expenses for the year ended December 31, 1999 were 0.29% after applicable waivers and expense reimbursements, and 0.36% before applicable waivers and expense reimbursements.

(6) Expenses do not include expenses of the underlying funds in which the Guardian VC Asset Allocation Fund invests its assets. Including the expense of the underlying funds, the Fund's total expenses would be 0.98%.


(7) Expenses reflected have not been grossed up to include the effects of custody credits received by the Fund. With these credits, total expenses would have been 0.99%.

(8) Total expenses have been grossed up to include custody credit arrangements. However, the credit received does not affect the Funds' total expenses. The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 1999, we were reimbursed $857,868 by Value Line Strategic Asset Management Trust, and $586,401 by Value Line Centurion Fund.

(9) Had the adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 2.29%, 4.24%, and 11.70% for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.


(10) The expenses shown for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio reflect varying arrangements between these Funds and third parties who have either paid or reduced a portion of the Funds' expenses. Without these reimbursements, total expenses would have been .78%, .67%, .79% and 1.10%, respectively.

(11) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, and Janus Aspen Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(12) The MFS Funds have expense offset arrangements which reduce their custodian fees based upon the amount of cash maintained by each Fund with its custodian. The "Total expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of each Fund. The expenses shown for MFS New Discovery Series reflect an agreement by the Fund's adviser to bear expenses, subject to reimbursement by the Fund, such that the Fund's "Other Expenses" will not exceed 0.25% of the Fund's average daily net assets during 1999. Reimbursement by the Fund will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser, subject to the maximum of 0.25% described above. Effective May 1, 2000, the adviser has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery Series such that the New Discovery Series' "Other expenses" (after taking into effect expense offset arrangements referred to above) will not exceed 0.15%. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series.



4  PROSPECTUS

The table on the preceding page will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

                                 Basic Contract

---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                  If you do not surrender
                                        contract at the end of the             or you annuitize at the end of
                                        applicable time period:                the applicable time period:

                                              You would pay the                      You would pay the
                                        following expenses on a $1,000         following expenses on a $1,000
                                        investment, assuming a 5%              investment, assuming a 5%
                                        annual return on assets:               annual return on assets:

                                          Single Premium and Flexible            Single Premium and Flexible
                                               Premium Contracts                      Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------

  THE GUARDIAN CASH FUND              $79 SP   $107 SP  $129 SP  $214 SP      $19 SP   $57 SP   $99 SP  $214 SP
                                      $79 FP   $117 FP  $159 FP  $214 FP      $19 FP   $57 FP   $99 FP  $214 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN BOND FUND              $79 SP   $109 SP  $131 SP  $218 SP      $19 SP   $59 SP   $101 SP $218 SP
                                      $79 FP   $119 FP  $161 FP  $218 FP      $19 FP   $59 FP   $101 FP $218 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN STOCK FUND             $78 SP   $107 SP  $128 SP  $213 SP      $18 SP   $57 SP   $98 SP  $213 SP
                                      $78 FP   $117 FP  $158 FP  $213 FP      $18 FP   $57 FP   $98 FP  $213 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN SMALL CAP STOCK        $82 SP   $117 SP  $145 SP  $246 SP      $22 SP   $67 SP   $115 SP $246 SP
    FUND                              $82 FP   $127 FP  $175 FP  $246 FP      $22 FP   $67 FP   $115 FP $246 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC 500 INDEX FUND      $76 SP    $99 SP  $115 SP  $186 SP      $16 SP   $49 SP    $85 SP $186 SP
                                      $76 FP   $109 FP  $115 FP  $186 FP      $16 FP   $49 FP    $85 FP $186 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC ASSET               $80 SP   $112 SP  $136 SP  $229 SP      $20 SP   $62 SP   $106 SP $229 SP
    ALLOCATION FUND                   $80 FP   $122 FP  $136 FP  $229 FP      $20 FP   $62 FP   $106 FP $229 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC HIGH YIELD          $85 SP   $127 SP  $161 SP  $279 SP      $25 SP   $77 SP   $131 SP $279 SP
    BOND FUND                         $85 FP   $137 FP  $191 FP  $279 FP      $25 FP   $77 FP   $131 FP $279 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD INTERNATIONAL       $83 SP   $121 SP  $152 SP  $260 SP      $23 SP   $71 SP   $122 SP $260 SP
    FUND                              $83 FP   $131 FP  $182 FP  $260 FP      $23 FP   $71 FP   $122 FP $260 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD EMERGING            $88 SP   $136 SP  $177 SP  $310 SP      $28 SP   $86 SP   $147 SP $310 SP
    MARKETS FUND                      $88 FP   $146 FP  $207 FP  $310 FP      $28 FP   $86 FP   $147 FP $310 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE CENTURION FUND           $79 SP   $109 SP  $132 SP  $220 SP      $19 SP   $59 SP   $102 SP $220 SP
                                      $79 FP   $119 FP  $162 FP  $220 FP      $19 FP   $59 FP   $102 FP $220 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE STRATEGIC ASSET          $79 SP   $109 SP  $131 SP  $219 SP      $19 SP   $59 SP   $101 SP $219 SP
    MANAGEMENT TRUST                  $79 FP   $119 FP  $161 FP  $219 FP      $19 FP   $59 FP   $101 FP $219 FP
---------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND          $84 SP   $125 SP  $158 SP  $273 SP      $24 SP   $75 SP   $128 SP $273 SP
                                      $84 FP   $135 FP  $188 FP  $273 FP      $24 FP   $75 FP   $128 FP $273 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. CAPITAL APPRECIATION       $81 SP   $114 SP  $139 SP  $236 SP      $21 SP   $64 SP   $109 SP $236 SP
     FUND                             $81 FP   $124 FP  $169 FP  $236 FP      $21 FP   $64 FP   $109 FP $236 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. GLOBAL UTILITIES           $85 SP   $127 SP  $161 SP  $279 SP      $25 SP   $77 SP   $131 SP $279 SP
     FUND                             $85 FP   $146 FP  $191 FP  $279 FP      $25 FP   $86 FP   $131 FP $279 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. VALUE FUND                 $81 SP   $115 SP  $141 SP  $239 SP      $21 SP   $65 SP   $111 SP $239 SP
                                      $81 FP   $125 FP  $171 FP  $239 FP      $21 FP   $65 FP   $111 FP $239 FP
---------------------------------------------------------------------------------------------------------------



                                                                  PROSPECTUS  5

---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                  If you do not surrender
                                        contract at the end of the             or you annuitize at the end of
                                        applicable time period:                the applicable time period:

                                              You would pay the                      You would pay the
                                        following expenses on a $1,000         following expenses on a $1,000
                                        investment, assuming a 5%              investment, assuming a 5%
                                        annual return on assets:               annual return on assets:

                                          Single Premium and Flexible            Single Premium and Flexible
                                               Premium Contracts                      Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------
  DAVIS FINANCIAL PORTFOLIO           $83 SP   $122 SP  $154 SP  $265 SP      $23 SP   $72 SP   $124 SP $265 SP
                                      $83 FP   $132 FP  $184 FP  $265 FP      $23 FP   $72 FP   $124 FP $265 FP
---------------------------------------------------------------------------------------------------------------
  DAVIS REAL ESTATE PORTFOLIO         $83 SP   $122 SP  $154 SP  $265 SP      $23 SP   $72 SP   $124 SP $265 SP
                                      $83 FP   $132 FP  $184 FP  $265 FP      $23 FP   $72 FP   $124 FP $265 FP
---------------------------------------------------------------------------------------------------------------
  DAVIS VALUE PORTFOLIO               $83 SP   $122 SP  $154 SP  $265 SP      $23 SP   $72 SP   $124 SP $265 SP
                                      $83 FP   $132 FP  $184 FP  $265 FP      $23 FP   $72 FP   $124 FP $265 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP II                     $81 SP   $114 SP  $140 SP  $238 SP      $21 SP   $64 SP   $110 SP $238 SP
    CONTRAFUND PORTFOLIO              $81 FP   $124 FP  $170 FP  $238 FP      $21 FP   $64 FP   $110 FP $238 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP EQUITY                 $80 SP   $111 SP  $136 SP  $228 SP      $20 SP   $61 SP   $106 SP $228 SP
    INCOME PORTFOLIO                  $80 FP   $121 FP  $166 FP  $228 FP      $20 FP   $61 FP   $106 FP $228 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP III GROWTH             $81 SP   $115 SP  $142 SP  $241 SP      $21 SP   $65 SP   $112 SP $241 SP
    OPPORTUNITIES PORTFOLIO           $81 FP   $125 FP  $172 FP  $241 FP      $21 FP   $65 FP   $112 FP $241 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP III MID CAP            $84 SP   $124 SP  $157 SP  $272 SP      $24 SP   $74 SP   $127 SP $272 SP
    PORTFOLIO                         $84 FP   $134 FP  $187 FP  $272 FP      $24 FP   $74 FP   $127 FP $272 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN AGGRESSIVE              $80 SP   $112 SP  $136 SP  $229 SP      $20 SP   $62 SP   $106 SP $229 SP
    GROWTH PORTFOLIO                  $80 FP   $122 FP  $166 FP  $229 FP      $20 FP   $62 FP   $106 FP $229 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN CAPITAL                 $80 SP   $112 SP  $137 SP  $231 SP      $20 SP   $62 SP   $107 SP $231 SP
    APPRECIATION PORTFOLIO            $80 FP   $122 FP  $167 FP  $231 FP      $20 FP   $62 FP   $107 FP $231 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN GROWTH PORTFOLIO        $80 SP   $112 SP  $136 SP  $229 SP      $20 SP   $62 SP   $106 SP $229 SP
                                      $80 FP   $122 FP  $166 FP  $229 FP      $20 FP   $62 FP   $106 FP $229 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN WORLDWIDE               $80 SP   $113 SP  $138 SP  $232 SP      $20 SP   $63 SP   $108 SP $232 SP
    GROWTH PORTFOLIO                  $80 FP   $123 FP  $168 FP  $232 FP      $20 FP   $63 FP   $108 FP $232 FP
---------------------------------------------------------------------------------------------------------------
  MFS EMERGING GROWTH SERIES          $82 SP   $117 SP  $145 SP  $248 SP      $22 SP   $67 SP   $115 SP $248 SP
                                      $82 FP   $127 FP  $175 FP  $248 FP      $22 FP   $67 FP   $115 FP $248 FP
---------------------------------------------------------------------------------------------------------------
  MFS GROWTH WITH INCOME SERIES       $82 SP   $118 SP  $147 SP  $252 SP      $22 SP   $68 SP   $117 SP $252 SP
                                      $82 FP   $128 FP  $177 FP  $252 FP      $22 FP   $68 FP   $117 FP $252 FP
---------------------------------------------------------------------------------------------------------------
  MFS NEW DISCOVERY SERIES            $85 SP   $128 SP  $163 SP  $282 SP      $25 SP   $78 SP   $133 SP $282 SP
                                      $85 FP   $138 FP  $193 FP  $282 FP      $25 FP   $78 FP   $133 FP $282 FP
---------------------------------------------------------------------------------------------------------------
  MFS RESEARCH SERIES                 $82 SP   $118 SP  $146 SP  $250 SP      $22 SP   $68 SP   $116 SP $250 SP
                                      $82 FP   $128 FP  $176 FP  $250 FP      $22 FP   $68 FP   $116 FP $250 FP
---------------------------------------------------------------------------------------------------------------
  MFS TOTAL RETURN SERIES             $82 SP   $119 SP  $148 SP  $254 SP      $22 SP   $69 SP   $118 SP $254 SP
                                      $82 FP   $129 FP  $178 FP  $254 FP      $22 FP   $69 FP   $118 FP $254 FP
---------------------------------------------------------------------------------------------------------------



4  PROSPECTUS

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts


                   Contract with 7 Year Enhanced Death Benefit


---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                 If you do not surrender
                                        contract at the end of the            or you annuitize at the end of
                                        applicable time period:               the applicable time period:

                                              You would pay the                     You would pay the
                                        following expenses on a $1,000        following expenses on a $1,000
                                        investment, assuming a 5%             investment, assuming a 5%
                                        annual return on assets:              annual return on assets:

                                          Single Premium and Flexible           Single Premium and Flexible
                                               Premium Contracts                     Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------

  THE GUARDIAN CASH FUND              $82 SP   $117 SP  $145 SP  $246 SP      $22 SP   $67 SP   $115 SP $246 SP
                                      $82 FP   $127 FP  $175 FP  $246 FP      $22 FP   $67 FP   $115 FP $246 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN BOND FUND              $82 SP   $118 SP  $147 SP  $251 SP      $22 SP   $68 SP   $117 SP $251 SP
                                      $82 FP   $128 FP  $177 FP  $251 FP      $22 FP   $68 FP   $117 FP $251 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN STOCK FUND             $82 SP   $117 SP  $144 SP  $245 SP      $22 SP   $67 SP   $114 SP $245 SP
                                      $82 FP   $127 FP  $174 FP  $245 FP      $22 FP   $67 FP   $114 FP $245 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN SMALL CAP STOCK        $85 SP   $126 SP  $160 SP  $278 SP      $25 SP   $76 SP   $130 SP $278 SP
    FUND                              $85 FP   $136 FP  $180 FP  $278 FP      $25 FP   $76 FP   $130 FP $278 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC 500 INDEX FUND      $79 SP   $109 SP  $131 SP  $219 SP      $19 SP   $59 SP   $101 SP $219 SP
                                      $79 FP   $119 FP  $131 FP  $219 FP      $19 FP   $59 FP   $101 FP $219 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC ASSET               $83 SP   $121 SP  $152 SP  $261 SP      $23 SP   $71 SP   $122 SP $261 SP
    ALLOCATION FUND                   $83 FP   $131 FP  $152 FP  $261 FP      $23 FP   $71 FP   $122 FP $261 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN VC HIGH YIELD          $88 SP   $136 SP  $177 SP  $310 SP      $28 SP   $86 SP   $147 SP $310 SP
    BOND FUND                         $88 FP   $146 FP  $207 FP  $310 FP      $28 FP   $86 FP   $147 FP $310 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD INTERNATIONAL       $86 SP   $130 SP  $167 SP  $292 SP      $26 SP   $80 SP   $137 SP $292 SP
    FUND                              $86 FP   $140 FP  $197 FP  $292 FP      $26 FP   $80 FP   $137 FP $292 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD EMERGING            $91 SP   $145 SP  $192 SP  $340 SP      $31 SP   $95 SP   $162 SP $340 SP
    MARKETS FUND                      $91 FP   $155 FP  $222 FP  $340 FP      $31 FP   $95 FP   $162 FP $340 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE CENTURION FUND           $82 SP   $119 SP  $148 SP  $253 SP      $22 SP   $69 SP   $118 SP $253 SP
                                      $82 FP   $129 FP  $178 FP  $253 FP      $22 FP   $69 FP   $118 FP $253 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE STRATEGIC ASSET          $82 SP   $118 SP  $147 SP  $252 SP      $22 SP   $68 SP   $117 SP $252 SP
    MANAGEMENT TRUST                  $82 FP   $128 FP  $177 FP  $252 FP      $22 FP   $68 FP   $117 FP $252 FP
---------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND          $87 SP   $134 SP  $174 SP  $304 SP      $27 SP   $84 SP   $144 SP $304 SP
                                      $87 FP   $144 FP  $204 FP  $304 FP      $27 FP   $84 FP   $144 FP $304 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. CAPITAL APPRECIATION       $84 SP   $123 SP  $155 SP  $268 SP      $24 SP   $73 SP   $125 SP $268 SP
     FUND                             $84 FP   $133 FP  $185 FP  $268 FP      $24 FP   $73 FP   $125 FP $268 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. GLOBAL UTILITIES           $88 SP   $136 SP  $177 SP  $310 SP      $28 SP   $86 SP   $147 SP $310 SP
     FUND                             $88 FP   $146 FP  $207 FP  $310 FP      $28 FP   $86 FP   $147 FP $310 FP
---------------------------------------------------------------------------------------------------------------
  AIM V.I. VALUE FUND                 $84 SP   $124 SP  $157 SP  $271 SP      $24 SP   $74 SP   $127 SP $271 SP
                                      $84 FP   $134 FP  $187 FP  $271 FP      $24 FP   $74 FP   $127 FP $271 FP
---------------------------------------------------------------------------------------------------------------
  DAVIS FINANCIAL PORTFOLIO           $87 SP   $132 SP  $169 SP  $296 SP      $27 SP   $82 SP   $139 SP $296 SP
                                      $87 FP   $142 FP  $199 FP  $296 FP      $27 FP   $82 FP   $139 FP $296 FP
---------------------------------------------------------------------------------------------------------------
  DAVIS REAL ESTATE PORTFOLIO         $87 SP   $132 SP  $169 SP  $296 SP      $27 SP   $82 SP   $139 SP $296 SP
                                      $87 FP   $142 FP  $199 FP  $296 FP      $27 FP   $82 FP   $139 FP $296 FP
---------------------------------------------------------------------------------------------------------------
  DAVIS VALUE PORTFOLIO               $87 SP   $132 SP  $169 SP  $296 SP      $27 SP   $82 SP   $139 SP $296 SP
                                      $87 FP   $142 FP  $199 FP  $296 FP      $27 FP   $82 FP   $139 FP $296 FP
---------------------------------------------------------------------------------------------------------------



                                                                  PROSPECTUS  7

---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                 If you do not surrender
                                        contract at the end of the            or you annuitize at the end of
                                        applicable time period:               the applicable time period:

                                              You would pay the                     You would pay the
                                        following expenses on a $1,000        following expenses on a $1,000
                                        investment, assuming a 5%             investment, assuming a 5%
                                        annual return on assets:              annual return on assets:

                                          Single Premium and Flexible           Single Premium and Flexible
                                               Premium Contracts                     Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP II                     $84 SP   $124 SP  $156 SP  $270 SP      $24 SP   $74 SP   $126 SP $270 SP
    CONTRAFUND PORTFOLIO              $84 FP   $134 FP  $186 FP  $270 FP      $24 FP   $74 FP   $126 FP $270 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP EQUITY                 $83 SP   $121 SP  $152 SP  $260 SP      $23 SP   $71 SP   $122 SP $260 SP
    INCOME PORTFOLIO                  $83 FP   $131 FP  $182 FP  $260 FP      $23 FP   $71 FP   $122 FP $260 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP III GROWTH             $84 SP   $125 SP  $158 SP  $273 SP      $24 SP   $75 SP   $128 SP $273 SP
    OPPORTUNITIES PORTFOLIO           $84 FP   $135 FP  $188 FP  $273 FP      $24 FP   $75 FP   $128 FP $273 FP
---------------------------------------------------------------------------------------------------------------
  FIDELITY VIP III MID CAP            $87 SP   $134 SP  $173 SP  $303 SP      $27 SP   $84 SP   $143 SP $303 SP
    PORTFOLIO                         $87 FP   $144 FP  $203 FP  $303 FP      $27 FP   $84 FP   $143 FP $303 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN AGGRESSIVE              $83 SP   $121 SP  $152 SP  $261 SP      $23 SP   $71 SP   $122 SP $261 SP
    GROWTH PORTFOLIO                  $83 FP   $131 FP  $182 FP  $261 FP      $23 FP   $71 FP   $122 FP $261 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN CAPITAL                 $83 SP   $122 SP  $153 SP  $263 SP      $23 SP   $72 SP   $123 SP $263 SP
    APPRECIATION PORTFOLIO            $83 FP   $132 FP  $183 FP  $263 FP      $23 FP   $72 FP   $123 FP $263 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN GROWTH PORTFOLIO        $83 SP   $121 SP  $152 SP  $261 SP      $23 SP   $71 SP   $122 SP $261 SP
                                      $83 FP   $131 FP  $182 FP  $261 FP      $23 FP   $71 FP   $122 FP $261 FP
---------------------------------------------------------------------------------------------------------------
  JANUS ASPEN WORLDWIDE               $83 SP   $122 SP  $154 SP  $265 SP      $23 SP   $72 SP   $124 SP $265 SP
    GROWTH PORTFOLIO                  $83 FP   $132 FP  $184 FP  $265 FP      $23 FP   $72 FP   $124 FP $265 FP
---------------------------------------------------------------------------------------------------------------
  MFS EMERGING GROWTH SERIES          $85 SP   $127 SP  $161 SP  $279 SP      $25 SP   $77 SP   $131 SP $279 SP
                                      $85 FP   $137 FP  $191 FP  $279 FP      $25 FP   $77 FP   $131 FP $279 FP
---------------------------------------------------------------------------------------------------------------
  MFS GROWTH WITH INCOME SERIES       $85 SP   $128 SP  $163 SP  $283 SP      $25 SP   $78 SP   $133 SP $283 SP
                                      $85 FP   $138 FP  $193 FP  $283 FP      $25 FP   $78 FP   $133 FP $283 FP
---------------------------------------------------------------------------------------------------------------
  MFS NEW DISCOVERY SERIES            $88 SP   $137 SP  $178 SP  $313 SP      $28 SP   $87 SP   $148 SP $313 SP
                                      $88 FP   $147 FP  $208 FP  $313 FP      $28 FP   $87 FP   $148 FP $313 FP
---------------------------------------------------------------------------------------------------------------
  MFS RESEARCH SERIES                 $85 SP   $127 SP  $162 SP  $281 SP      $25 SP   $77 SP   $132 SP $281 SP
                                      $85 FP   $137 FP  $192 FP  $281 FP      $25 FP   $77 FP   $132 FP $281 FP
---------------------------------------------------------------------------------------------------------------
  MFS TOTAL RETURN SERIES             $86 SP   $129 SP  $164 SP  $285 SP      $26 SP   $79 SP   $134 SP $285 SP
                                      $86 FP   $139 FP  $194 FP  $285 FP      $26 FP   $79 FP   $134 FP $285 FP
---------------------------------------------------------------------------------------------------------------



These expense comparisons assume that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract fee was calculated by: (1) dividing the total contract fees for the year ended December 31, 1999 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, premium taxes ranging from .5% to 3.5% are currently imposed by certain states and municipalities, and will reduce the amount of each premium payment available for allocation under the contract. See Deductions and charges.



8  PROSPECTUS

--------------------------------------------------------------------------------
      THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $12.3 billion as of December 31, 1999. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 1999, Guardian Life had total assets in excess of $31.6 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested.

The application form

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      P.O. Box 26210
      Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      3900 Burgess Place
      Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.


                                                                   PROSPECTUS  9

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

Payments

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

THE ACCUMULATION PERIOD

How we allocate your premium payments

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.


You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option at any given time.



10  PROSPECTUS

The Separate Account


GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the variable investment options. The Separate Account has 31 investment divisions, corresponding to the 31 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.


The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o     transferring assets to another Separate Account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code.


                                                                   PROSPECTUS 11

Variable investment options


You may choose to invest in a maximum of twenty of the 31 variable investment options at any time. Each Fund is an open-end diversified management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., Massachusetts Financial Services Company, AIM Advisors, Inc., Janus Capital Corporation, Fidelity Management & Research Company and Davis Selected Advisers, LP. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.



12  PROSPECTUS

Fund                                 Investment objective(s)             Typical investments
-------------------------------------------------------------------------------------------------------------

The Guardian Stock Fund              Long-term growth of capital         U.S. common stocks
-------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund    Long-term growth of capital         U.S. common stocks of companies
                                                                         with small market capitalization
-------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund               Maximum income without undue risk   Investment grade debt
                                     of principal; capital appreciation  obligations
                                     as a secondary objective
-------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund               High level of current income        Money market instruments
                                     consistent with liquidity and
                                     preservation of capital
-------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       Seeks to match the investment       Common stocks of companies in the
                                     performance of the Standard &       S&P Index, which emphasizes large
                                     Poor's 500 Corporate Stock          U.S. companies
                                     Price Index (the "S&P Index")
-------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield           Current income; capital             Corporate bonds and other debt
  Bond Fund                          appreciation is a secondary         securities rated below investment
                                     objective                           grade
-------------------------------------------------------------------------------------------------------------
The Guardian VC Asset                Long-term total investment return   Shares of The Guardian Stock Fund,
  Allocation Fund                    consistent with moderate            The Guardian Bond Fund, and The
                                     investment risk                     Guardian Cash Fund
-------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund   Long-term capital appreciation      Common stocks and convertible
                                                                         securities issued by foreign
                                                                         companies
-------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets     Long-term capital appreciation      Common stocks and convertible
Fund                                                                     securities of emerging market
                                                                         companies
-------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund            Long-term growth of capital         U.S. common stocks with selections
                                                                         based on rankings of the Value
                                                                         Line Ranking System
-------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset           High total investment return        U.S. common stocks with selections
Management Trust                     (current income and capital         based on rankings of the Value
                                     appreciation) consistent with       Line Ranking System, bonds and
                                     reasonable risk                     money market instruments
-------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund           Growth of capital; current income   U.S. common stocks and convertible
                                     as a secondary objective            securities
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund   Growth of capital                   Common stocks of medium and
                                                                         small-sized growth companies
-------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund       High current income; growth of      Common and preferred stocks of
                                     capital as a secondary objective    domestic or foreign public utilities
-------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                  Long-term growth of capital;        Equity securities judged to be
                                     income as a secondary objective     undervalued by the investment
                                                                         adviser
-------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio            Growth of capital                   Common stocks of financial companies
-------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio          Total return through a              Securities issued by companies that
                                     combination of growth and income    are "principally engaged" in real
                                                                         estate
-------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                Growth of capital                   U.S. common stocks of companies with
                                                                         at least $5 billion market
                                                                         capitalization
-------------------------------------------------------------------------------------------------------------



                                                                  PROSPECTUS  13


Fund                                 Investment objective(s)             Typical investments
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund           Long-term capital appreciation      U.S. and foreign common stocks of
  Portfolio                                                              companies believed to be undervalued
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           Reasonable income; also considers   Income-producing equity securities
  Portfolio                          potential for capital appreciation
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth              Capital growth                      U.S. and foreign common stocks
  Opportunities Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio   Long-term growth of capital         Common stocks with medium market
                                                                         capitalization, both U.S. and
                                                                         foreign
-------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive               Long-term growth of capital         Equity securities of medium-sized
  Growth Portfolio                                                       companies; non-diversified
-------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                  Long-term growth of capital         Equity securities of companies of
  Aggressive Portfolio                                                   any size; non-diversified
-------------------------------------------------------------------------------------------------------------
Janus Aspen Growth                   Long-term growth of capital in      Common stocks of issuers of any size
  Portfolio                          a manner consistent with
                                     preservation of capital
-------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                Long-term growth of capital in      Common stocks of foreign and U.S.
  Growth Portfolio                   a manner consistent with            issuers; usually invests in at least
                                     preservation of capital             five countries, including the U.S.
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series           Long-term growth of capital         Common stocks of emerging growth
                                                                         companies of any size
-------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series        Reasonable current income and       Equity securities issued by U.S.
                                     long-term growth of capital and     and foreign companies
                                     income
-------------------------------------------------------------------------------------------------------------
MFS New Discovery Series             To seek capital appreciation        Equity securities of companies that
                                                                         offer superior prospects for growth,
                                                                         both U.S. and foreign
-------------------------------------------------------------------------------------------------------------
MFS Research Series                  Long-term growth of capital and     Equity securities of companies
                                     future income                       believed to possess better than
                                                                         average prospects for long-term
                                                                         growth
-------------------------------------------------------------------------------------------------------------
MFS Total Return Series              Above average income consistent     Broad list of securities, including
                                     with prudent employment of          a combination of equity and
                                     capital; as a secondary             fixed-income, both U.S. and foreign
                                     objective, to provide reasonable
                                     opportunity for growth of capital
                                     and income
-------------------------------------------------------------------------------------------------------------


Some of these Funds may not be available in your state.


14  PROSPECTUS

The Funds' investment advisers and their principal business addresses are shown in the table below.


Fund                                    Investment Adviser
                                        and Principal Business Address
---------------------------------------------------------------------------------------
The Guardian Stock Fund                 Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund       7 Hanover Square
The Guardian Bond Fund                  New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
---------------------------------------------------------------------------------------
Baillie Gifford International Fund      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund   Baillie Gifford Overseas Limited (Sub-adviser)
                                        1 Rutland Court
                                        Edinburgh, Scotland
                                        EH3 8EY
---------------------------------------------------------------------------------------
Value Line Centurion Fund               Value Line, Inc.
Value Line Strategic Asset Management   220 East 42nd Street
   Trust                                New York, New York 10017
---------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              Gabelli Funds, LLC
                                        One Corporate Center
                                        Rye, New York  10580
---------------------------------------------------------------------------------------
MFS Growth With Income Series           Massachusetts Financial Services Company
MFS Emerging Growth Series              500 Boylston Street
MFS New Discovery Series                Boston, MA 02116
MFS Research Series
MFS Total Return Series
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      A I M Advisors, Inc.
AIM V.I. Global Utilities Fund          11 Greenway Plaza -- Suite 100
AIM V.I. Value Fund                     Houston, Texas  77046-1173
---------------------------------------------------------------------------------------
Davis Financial Portfolio               Davis Selected Advisers, LP
Davis Real Estate Portfolio             2949 East Elvira Road
Davis Value Portfolio                   Suite 101
                                        Tucson, Arizona 85706
---------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio    Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio    82 Devonshire Street
Fidelity VIP III Growth                 Boston, Massachusetts  02109
  Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
---------------------------------------------------------------------------------------
Janus Aspen Aggressive                  Janus Capital Corporation
  Growth Portfolio                      100 Fillmore Street
Janus Aspen Capital Appreciation        Denver, Colorado  80206-4928
  Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth
  Portfolio
---------------------------------------------------------------------------------------


Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                                  PROSPECTUS  15

Fixed-rate option

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.


In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.


At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

      When you buy a contract, please note:
--------------------------------------------------------------------------------

      o     You can choose up to 20 investment options at any one time.

      o If you select the fixed-rate option, you are limited to an additional 19 variable options.


      o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

      o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

      o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

      o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

      o     You can change beneficiaries as long as the annuitant is living.


16  PROSPECTUS

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:


o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:


-- 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

--    $2,500.

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.


                                                                  PROSPECTUS  17

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges and a deferred sales charge. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

--------------------------------------------------------------------------------
      When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.


18  PROSPECTUS

--------------------------------------------------------------------------------
      There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

For Single Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o     10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o 10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Managing your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We'll give you written notice if we do so.

Dollar Cost Averaging

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the Cash Fund investment division. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies


                                                                  PROSPECTUS  19
that you can invest in a maximum of only twenty options at one time (this includes the required Cash Fund option).


You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Cash Fund investment division for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving contract investment option.

      Payments:
--------------------------------------------------------------------------------
      For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

      o the New York Stock Exchange is closed for trading or trading has been suspended, or

      o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

      Assigning contract interests

      If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

      Reports

      At least twice each year, we send a report to each contract owner that contains financial information about the Separate Account, according to applicable laws, rules and regulations. Additionally, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.


20  PROSPECTUS

THE ANNUITY PERIOD

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

How your annuity payments are calculated

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. Your payments are determined by the following:

o     the table in your contract reflecting the nearest age of the annuitant

o     the annuity payout option you choose

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, variable annuity payments assume a 4% annual investment return. We compare the assumed rate of 4% to the actual returns of the variable investment options you have chosen:

o if the actual net annual return on investment equals 4% -- the amount of your variable annuity payments will not change

o if the actual net annual return on investment is greater than 4% -- the amount of your variable annuity payments will increase

o if the actual net annual return on investment is less than 4% -- the amount of your variable annuity payments will decrease.

Variable annuity payout options

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


                                                                  PROSPECTUS  21

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before payments begin.

Option V-1 -- Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option V-2 -- Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option V-3 -- Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

Fixed-rate annuity payout options

All Fixed Annuity Payout Options are designated by the letter "F."

Option F-1 -- Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.


22  PROSPECTUS

Option F-2 -- Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option F-3 -- Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

OTHER CONTRACT FEATURES

Death benefits

If the annuitant you have named or you (if the contract is a non-qualified contract), dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.


The regular death benefit is the greatest of:



o the accumulation value of the contract at the end of the valuation period during which we receive proof of death;

o the total of all premiums paid, minus any partial withdrawals and any deferred sales charges paid on any withdrawals; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary.


For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.


                                                                  PROSPECTUS  23

Enhanced death benefits


The enhanced death benefit riders are available under current contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

      o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

      o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     Plus any premiums paid after the reset date

      -     Minus any partial withdrawals after the reset date

      -     Minus any deferred sales charges and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      -     minus any deferred sales charges and annuity taxes





24  PROSPECTUS

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. We reserve the right to discontinue the offer of either enhanced death benefit rider at any time, without prior notice.


FINANCIAL INFORMATION

How we calculate unit values

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.


                                                                  PROSPECTUS  25

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any premium taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

Summary financial information about the Separate Account


The following unit financial information is derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ended December 31, 1999. The data should be read in conjunction with the financial statements, related notes and other financial information from the Guardian Separate Account D's 1999 Annual Report to contract owners, which is incorporated by reference into the Statement of Additional Information. A copy of the 1999 Annual Report to contract owners and the Statement of Additional Information may be obtained by calling or writing GIAC's Customer Service Office. The address and phone number appear on the cover of this Prospectus.

The Funds in the tables below are only some of the variable investment options available to you. The other Funds were not offered in 1999 and therefore are not included in the summary financial information.



26  PROSPECTUS

            Summary financial information about the Separate Account


          Selected data for accumulation units of the Separate Account outstanding at the end of each period


                                                                         Basic contract
                                                                    Year Ended December 31,
Variable accumulation
unit value
at beginning of period ($):      1999       1998       1997        1996        1995        1994        1993       1992       1991
                             --------   --------   --------    --------   ---------   ---------    --------   --------   --------
The Guardian Cash Fund         13.808     13.289     12.785      12.319      11.809      11.507      11.341     11.115     10.649
The Guardian Stock Fund        43.374     36.607     27.313      21.775      16.359      16.763      14.136     11.910      8.862
The Guardian Bond Fund         18.373     17.195     15.960      15.695      13.503      14.149      13.029     12.238     10.655
The Guardian Small
  Cap Stock Fund               10.540     11.314     10.000(4)      N/A         N/A         N/A         N/A        N/A        N/A
Gabelli Capital Asset Fund     18.362     16.629     11.798      10.751      10.000(3)      N/A         N/A        N/A        N/A
Baillie Gifford
  International Fund           21.222     17.717     16.012      14.036      12.766      12.803       9.662     10.739      10.00(1)
Baillie Gifford Emerging
  Markets Fund                  7.754     10.711     10.626       8.629       8.782      10.000(2)      N/A        N/A        N/A
Value Line Centurion Fund      42.480     33.714     28.097      24.224      17.495      18.099      16.766     16.012     10.644
Value Line Strategic Asset
  Management Trust             35.780     28.415     24.854      21.700      17.079      18.164      16.427     14.445     10.194
MFS Growth With
  Income Series                12.569     10.395     10.000(4)      N/A         N/A         N/A         N/A        N/A        N/A

                                                                    Year Ended December 31,
Variable accumulation
unit value
at end of period ($):            1999       1998       1997        1996        1995        1994        1993       1992       1991
                             --------   --------   --------    --------   ---------   ---------    --------   --------   --------
The Guardian Cash Fund         14.301     13.808     13.289      12.785      12.319      11.809      11.507     11.341     11.115
The Guardian Stock Fund        56.237     43.374     36.607      27.313      21.775      16.359      16.763     14.136     11.910
The Guardian Bond Fund         18.009     18.373     17.195      15.960      15.695      13.503      14.149     13.029     12.238
The Guardian Small Cap
  Stock Fund                   14.071     10.540     11.314         N/A         N/A         N/A         N/A        N/A        N/A
Gabelli Capital Asset Fund     21.746     18.362     16.629      11.798      10.751         N/A         N/A        N/A        N/A
Baillie Gifford
  International Fund           29.183     21.222     17.717      16.012      14.036      12.766      12.803      9.662     10.739
Baillie Gifford Emerging
  Markets Fund                 13.203      7.754     10.711      10.626       8.629       8.782         N/A        N/A        N/A
Value Line Centurion
  Fund                         53.845     42.480     33.714      28.097      24.224      17.495      18.099     16.766     16.012
Value Line Strategic Asset
  Management Trust             43.994     35.780     28.415      24.854      21.700      17.079      18.164     16.427     14.445
MFS Growth With
  Income Series                13.256     12.569     10.395         N/A         N/A         N/A         N/A        N/A        N/A


(1) Commencing February 8, 1991
(2) Commencing October 17, 1994
(3) Commencing May 1, 1995
(4) Commencing July 16, 1997


                                                                  PROSPECTUS  27

Number of variable
accumulation units                                                           Year Ended December 31,
outstanding at end                              ----------------------------------------------------------------------------
of period                                             1999          1998         1997         1996         1995         1994
                                                ----------    ----------   ----------   ----------   ----------   ----------
The Guardian Cash Fund                          13,934,054    14,263,345   13,909,645   14,702,759   14,168,060   15,006,889
The Guardian Stock Fund                         41,964,138    50,156,253   55,579,619   50,275,930   43,472,046   35,419,142
The Guardian Bond Fund                           9,203,256    11,326,075   12,034,797   12,663,085   13,111,356   11,671,070
The Guardian Small Cap Stock Fund                3,010,741     3,733,814    3,681,360          N/A          N/A          N/A
Gabelli Capital Asset Fund                       4,615,764     5,301,775    4,972,853    3,748,050    2,148,368          N/A
Baillie Gifford International Fund              11,223,178    13,245,135   14,456,736   15,094,820   13,864,952   15,074,816
Baillie Gifford Emerging Markets Fund            3,055,038     2,924,415    4,422,388    3,371,380    1,440,233      606,438
Value Line Centurion Fund                        8,400,109     9,176,838   10,475,161    5,944,240    9,664,499    8,309,405
Value Line Strategic Asset Management Trust     23,900,039    27,209,665   30,381,124   31,212,411   28,610,833   27,391,820
MFS Growth With Income Series                    2,473,303     2,439,680      445,841          N/A          N/A          N/A

Number of variable
accumulation units                                     Year Ended December 31,
outstanding at end                              -----------------------------------
of period                                             1993         1992        1991
                                                ----------   ----------  ----------
The Guardian Cash Fund                           9,999,693    8,494,270   6,714,968
The Guardian Stock Fund                         25,090,864   12,672,045   6,587,669
The Guardian Bond Fund                          11,792,527    8,432,998   4,211,457
The Guardian Small Cap Stock Fund                      N/A          N/A         N/A
Gabelli Capital Asset Fund                             N/A          N/A         N/A
Baillie Gifford International Fund               8,565,453    3,070,849   1,314,611
Baillie Gifford Emerging Markets Fund                  N/A          N/A         N/A
Value Line Centurion Fund                        7,416,828    5,662,551   3,250,662
Value Line Strategic Asset Management Trust     23,033,364   13,179,119   5,217,022
MFS Growth With Income Series                          N/A          N/A         N/A



28  PROSPECTUS

Contract with 7 year enhanced death benefit(1)


Variable accumulation unit value                         Year ended December 31,
at beginning of period ($):                     1999          1998          1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                        10.411        10.050     $   10.00
--------------------------------------------------------------------------------
The Guardian Stock Fund                       12.476        10.561         10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                        10.771        10.110         10.00
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund              9.421        10.143         10.00
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                    11.712        10.639         10.00
--------------------------------------------------------------------------------
Baillie Gifford International Fund            12.606        10.556         10.00
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund          7.861        10.893         10.00
--------------------------------------------------------------------------------
Value Line Centurion Fund                     12.824        10.208         10.00
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust   12.886        10.259         10.00
--------------------------------------------------------------------------------
MFS Growth With Income Series                 12.845        10.655         10.00
--------------------------------------------------------------------------------

Variable accumulation unit value                         Year ended December 31,
at end of period ($):                           1999          1998          1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                        10.751        10.411     $  10.050
--------------------------------------------------------------------------------
The Guardian Stock Fund                       16.128        12.476        10.561
--------------------------------------------------------------------------------
The Guardian Bond Fund                        10.526        10.771        10.110
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund             12.538         9.421        10.143
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                    13.830        11.712        10.639
--------------------------------------------------------------------------------
Baillie Gifford International Fund            17.284        12.606        10.556
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund         13.347         7.861        10.893
--------------------------------------------------------------------------------
Value Line Centurion Fund                     16.207        12.824        10.208
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust   15.788        12.886        10.259
--------------------------------------------------------------------------------
MFS Growth With Income Series                 13.506        12.845        10.655
--------------------------------------------------------------------------------

(1) The 7 Year Enhanced Death Benefit Rider became available under this contract commencing November 12, 1997.



                                                                  PROSPECTUS  29

Number of variable accumulation units                    Year ended December 31,
Outstanding at end of period:                       1999        1998        1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                         1,084,454     626,778     259,478
--------------------------------------------------------------------------------
The Guardian Stock Fund                       10,190,342   7,683,674   3,990,332
--------------------------------------------------------------------------------
The Guardian Bond Fund                         1,145,493     915,799     317,240
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                706,437     820,470     542,814
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     1,089,293     974,319     570,583
--------------------------------------------------------------------------------
Baillie Gifford International Fund             1,457,210   1,040,689     513,510
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund            353,384     356,230     327,148
--------------------------------------------------------------------------------
Value Line Centurion Fund                      1,532,459   1,044,912     628,226
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust    4,795,070   3,004,574   1,389,018
--------------------------------------------------------------------------------
MFS Growth With Income Series                    632,195     664,067      41,031
--------------------------------------------------------------------------------



30  PROSPECTUS

Contract costs and expenses

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. This charge covers the cost of administering the contracts, and is not expected to generate a profit.

In addition, the following charges may apply:

Contingent deferred sales charge


If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount that has been in your contract for less than eight contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.



                                                                  PROSPECTUS  31

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.


        Contract             Deferred
          Year             Sales Charge

--------------------------------------------
           1                    6%
--------------------------------------------
           2                    6%
--------------------------------------------
           3                    5%
--------------------------------------------
           4                    4%
--------------------------------------------
           5                    3%
--------------------------------------------
           6                    2%
--------------------------------------------
           7                    1%
--------------------------------------------
           8+                   0%
--------------------------------------------

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

o 6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     6% of the amount withdrawn or surrendered.

Enhanced death benefit expenses


If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options.


Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when you begin to receive annuity payments. These taxes range from about 0.5% to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the premium tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or on the date annuity payments begin, whichever is first. We will do this only if permitted by applicable law.


32  PROSPECTUS

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Federal tax matters

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.


When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


                                                                  PROSPECTUS  33

Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life -- or life expectancy -- of the taxpayer.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


34  PROSPECTUS

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Multiple contracts

All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408 (p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the



                                                                  PROSPECTUS  35
requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the firsttwo years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you (or your spouse) first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities


Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.


Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using


36  PROSPECTUS
the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.


Our income taxes

At the present time, we make no charge for any Federal, state or local taxes -- other than the charge for state and local premium taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

--------------------------------------------------------------------------------
      As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.


                                                                  PROSPECTUS  37

Performance results

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Cash Fund and the Bond Fund. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Cash Fund investment division, and 30 days (or one month) for the Bond Fund investment division. Effective yield is another measure which may be quoted by the Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which


38  PROSPECTUS
relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.


We are a member of the Insurance Marketplace Standards Association (IMSA), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards for sales and service of individually owned life insurance and annuities.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.

YOUR RIGHTS AND RESPONSIBILITIES

Voting rights

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Your right to cancel the contract

During the 10-day period after receiving your contract, the free look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.


                                                                  PROSPECTUS  39

Upon cancellation and as required by state law or regulation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

Distribution of the contracts

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc. GIAC will generally pay commissions to these individuals or entities for the sale of contracts. These commissions may vary, but in total are not expected to exceed 5.25% of each contract premium payment. We also reserve the right to pay additional annual sales compensation of up to .45% of the value of contracts, based on the value of the contracts and any riders that are in force. Where permitted by state law, we reserve the right to pay additional sales or service compensation while a contract is in force, based on the value of a contract. Additional amounts may also be paid in connection with special promotional incentives. The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


40  PROSPECTUS

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period: The period between the issue date of the contract and the retirement date.


Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.


Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Retirement Date: The date on which annuity payments under the contact begin.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The diversified open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and accumulation values.


                                                                  PROSPECTUS  41

OTHER INFORMATION



Legal Proceedings

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

Where to get more information

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

Guardian Insurance & Annuity Corporation
      Customer Service Office
      Box 26210
      Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements


42  PROSPECTUS

                            THE GUARDIAN INVESTOR(R)
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                 Issued Through
                         THE GUARDIAN SEPARATE ACCOUNT D
                                       OF
                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                 --------------

              Statement of Additional Information dated May 1, 2000

                                 --------------


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name "The Guardian Investor") dated May 1, 2000.


     A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                P.O. Box 26210 Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

     Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
    Services to the Separate Account....................................   B-2
    Annuity Payments....................................................   B-2
    Tax Status of the Contracts ........................................   B-3
    Performance Data....................................................   B-3
    Valuation of Assets of the Separate Account.........................   B-8
    Transferability Restrictions........................................   B-9
    Experts.............................................................   B-9
    Financial Statements................................................   B-9

                        SERVICES TO THE SEPARATE ACCOUNT


     The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account D (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract owner.





      Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1999, 1998 and 1997, GIAC paid commissions through GISC with respect to the sales of variable annuity contracts in the amount of $32,178,498, $34,195,299 and $33,206,571, respectively.


                                ANNUITY PAYMENTS

     The objective of the Contracts is to provide benefit payments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment rate of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

     Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.


     Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contract owner's account is determined by multiplying the appropriate Variable or Fixed Accumulation Unit Value on the Valuation Period ten (10) days before the date the first variable or fixed Annuity Payment is due by the corresponding number of Variable or Fixed Accumulation Units credited to the Contract owner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.


     The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amounts depend on the variable or fixed Annuity Payout Option selected, the mortality table used under the Contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

     Determination of the Second and Subsequent Monthly Variable Annuity
Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit Value as of the valuation period ten (10) days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly variable Annuity Payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the variable Annuity Payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of Annuity Units will be adjusted accordingly.

     The assumed investment return of 4% under the Contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable Annuity Payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

     The second and subsequent monthly payments made under a Fixed Annuity Payout Option will be equal to the amount of the first monthly fixed Annuity Payment (described above).

                          TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

      Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

      The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to qualified contracts.

                                PERFORMANCE DATA


     The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 1999. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner. Moreover, the performance information for each Investment Division reflects the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (January 16, 1990) if the Funds existed prior to such date. Such results were calculated by applying all Contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

      Several new Investment Divisions were added to the Separate Account as of May 1, 2000. For performance information about those Investment Divisions, you should refer to the prospectuses describing each one. The prospectuses were provided with the prospectus for the Contract.


Average Annual Total Return Calculations

     The first section of the following table was calculated using the standardized method prescribed by the Securities and Exchange Commission. It illustrates each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                P(1 + T)^n = ERV

     Where:    P = A hypothetical purchase of $1,000 from which no sales load is deducted.
               T = average annual total return.
               n = number of years.
             ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

     Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the Contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. The rate of return reflects all charges assessed against a

Contract and at the Separate Account level except for any premium taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

     The second section of the table was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the Contract continues through the end of each period.

                                                    BASIC CONTRACT


                                      Average Annual Total Return for a
                                      Contract Surrendered on 12/31/99
                                  (FP = Flexible Premium Payment Contract;   Average Annual Total Return on 12/31/99
                                    SP = Single Premium Payment Contract)           Assuming Contract Continues
                                  ----------------------------------------   ---------------------------------------
                                       Length of Investment Period                  Length of Investment Period
                                  ----------------------------------------   ---------------------------------------
                                                               Ten Years (or                         Ten Years (or
                                                                Since Fund                            Since Fund
   Investment Division   Date of Fund                            Inception,                            Inception,
    Corresponding To      Inception     One Year   Five Years     If Less)     One Year  Five Years     If Less)
----------------------   ------------   --------   ----------  -------------   --------  ----------  -------------
The Guardian Cash                       -2.51%FP     2.76%FP      3.58%FP
Fund................         1/7/82     -2.51%SP     3.30%SP      3.58%SP        3.49%       3.82%        3.58%

The Guardian Bond                       -7.94%FP     4.87%FP      5.95%FP
Fund................         5/1/83     -7.94%SP     5.37%SP      5.95%SP       -2.06%       5.84%        5.95%

The Guardian Stock                      23.55%FP    27.45%FP     18.56%FP
Fund................        4/13/83     23.55%SP    27.68%SP     18.56%SP       29.55%      27.91%       18.56%

The Guardian Small                      27.38%FP         N/A     12.80%FP       33.38%         N/A       14.83%
Cap Stock Fund......         5/1/97     27.38%SP         N/A     13.14%SP

Gabelli Capital                         12.33%FP         N/A     17.32%FP
Asset Fund..........         5/1/95     12.33%SP         N/A     17.68%SP       18.33%         N/A       18.03%

Baillie Gifford                         31.40%FP    17.26%FP     12.71%FP
International Fund..         2/8/91     31.40%SP    17.57%SP     12.71%SP       37.40%      17.88%       12.71%

Baillie Gifford
Emerging Markets                        64.14%SP     7.52%FP      4.46%FP
Fund................       10/17/94     64.14%SP     7.97%SP      5.09%SP       70.14%       8.40%        5.40%

Value Line Centurion                    20.65%FP    24.61%FP     18.00%FP
Fund ("VLCF").......       11/15/83     20.65%SP    24.86%SP     18.00%SP       26.65%      25.11%       18.00%

Value Line Strategic
Asset Management                        16.79%FP    20.16%FP     15.50%FP
Trust ("VLSAM").....        10/1/87     16.79%SP    20.45%SP     15.50%SP       22.79%      20.73%       15.50%

MFS Growth With                          -0.62%FP        N/A     18.83%FP
Income Series ......        10/9/95      -0.62%SP        N/A     19.24%SP        5.38%         N/A       19.64%

                                     CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT



                                      Average Annual Total Return for a
                                      Contract Surrendered on 12/31/99
                                  (FP = Flexible Premium Payment Contract;   Average Annual Total Return on 12/31/99
                                    SP = Single Premium Payment Contract)           Assuming Contract Continues
                                  ----------------------------------------   ---------------------------------------
                                       Length of Investment Period                  Length of Investment Period
                                  ----------------------------------------   ---------------------------------------
                                                               Ten Years (or                         Ten Years (or
                                                                Since Fund                            Since Fund
   Investment Division   Date of Fund                            Inception,                            Inception,
    Corresponding To      Inception     One Year   Five Years     If Less)     One Year  Five Years     If Less)
----------------------   ------------   --------   ----------  -------------   --------  ----------  -------------
The Guardian Cash                       -2.83%FP     2.44%FP      3.27%FP
Fund................         1/7/82     -2.83%SP     2.98%SP      3.27%SP        3.17%       3.50%        3.27%

The Guardian Bond                       -8.22%FP     4.54%FP      5.63%FP
Fund................         5/1/83     -8.22%SP     5.03%SP      5.63%SP       -2.36%       5.52%        5.63%

The Guardian Stock                      23.16%FP    27.06%FP     18.21%FP
Fund................        4/13/83     23.16%SP    27.29%SP     18.21%SP       29.16%      27.52%       18.21%

The Guardian Small                      26.98%FP         N/A      8.48%FP
Cap Stock Fund......         5/1/97     26.98%SP         N/A      9.48%SP       32.98%         N/A       14.48%

Gabelli Capital                         11.98%FP         N/A     16.96%FP
Asset Fund..........         5/1/95     11.98%SP         N/A     17.32%SP       17.98%         N/A       17.67%

Baillie Gifford                         30.99%FP    16.89%FP     12.37%FP
International Fund..         2/8/91     30.99%SP    17.21%SP     12.37%SP       36.99%      17.53%       12.37%

Baillie Gifford
Emerging Markets                        63.63%SP     7.18%FP      4.13%FP
Fund................       10/17/94     63.63%SP     7.64%SP      4.77%SP       69.63%       8.08%        5.08%

Value Line Centurion                    20.27%FP    24.23%FP     17.65%FP
Fund ("VLCF").......       11/15/83     20.27%SP    24.48%SP     17.65%SP       26.27%      24.73%       17.65%

Value Line Strategic
Asset Management                        16.42%FP    19.79%FP     15.15%FP
Trust ("VLSAM").....        10/1/87     16.42%SP    20.08%SP     15.15%SP       22.42%      20.37%       15.15%

MFS Growth With                         -0.94%FP         N/A     18.47%FP
Income Series ......        10/9/95     -0.94%FP         N/A     18.88%SP        5.06%         N/A       19.28%


Change in Accumulation Unit Value


     The following performance information illustrates the cumulative change and the actual annual change in Accumulation Unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 1999.


     An Investment Division's cumulative change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over the time period illustrated. The actual annual change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over each 12-month period illustrated. The rates of change in Accumulation Unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and when applicable, the Enhanced Death Benefit charge. They do not reflect deductions for any contingent deferred sales charge, contract administration fee or premium taxes. The rates of change would be lower if these charges were included.

                                              BASIC CONTRACT


                                                Cumulative Change in Accumulation Unit Value
                                                     for Period Ended December 31, 1999
                                               --------------------------------------------------------------
                                                                                 Ten Years (or
                                                                                  Since Fund
           Investment Division                                                    Inception,     Date of Fund
             Corresponding To                  One Year         Five Years         If Less)       Inception
----------------------------------------       --------         ----------       -------------   ------------
The Guardian Cash Fund..................         3.57%            21.10%            43.36%          1/7/82
The Guardian Bond Fund..................        -1.98%            33.37%            79.68%          5/1/83
The Guardian Stock Fund.................        29.66%           243.76%           453.37%         4/13/83
The Guardian Small Cap Stock Fund.......        33.49%             N/A              40.71%          5/1/97
Gabelli Capital Asset Fund..............        18.43%             N/A             117.49%          5/1/95
Baillie Gifford International Fund......        37.51%           128.59%           192.09%          2/8/91
Baillie Gifford Emerging Markets Fund...        70.28%            50.33%            32.03%        10/17/94
Value Line Centurion Fund...............        26.75%           207.77%           427.78%        11/15/83
Value Line Strategic Asset Management
  Trust.................................        22.89%           157.58%           325.87%         10/1/87
MFS Growth With Income Series...........         5.47%             N/A             114.06%         10/9/95

                                 CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT



                                                Cumulative Change in Accumulation Unit Value
                                                     for Period Ended December 31, 1999
                                               --------------------------------------------------------------
                                                                                 Ten Years (or
                                                                                  Since Fund
           Investment Division                                                    Inception,     Date of Fund
             Corresponding To                  One Year         Five Years         If Less)       Inception
----------------------------------------       --------         ----------       -------------   ------------
The Guardian Cash Fund..................         3.26%            19.29%            39.12%          1/7/82
The Guardian Bond Fund..................        -2.77%            31.38%            74.36%          5/1/83
The Guardian Stock Fund.................        29.27%           238.62%           437.00%         4/13/83
The Guardian Small Cap Stock Fund.......        33.09%             N/A              39.67%          5/1/97
Gabelli Capital Asset Fund..............        18.08%             N/A             114.45%          5/1/95
Baillie Gifford International Fund......        37.10%           125.17%           184.36%          2/8/91
Baillie Gifford Emerging Markets Fund...        69.77%            48.08%            29.97%        10/17/94
Value Line Centurion Fund...............        26.37%           203.16%           412.16%        11/15/83
Value Line Strategic Asset Management
  Trust.................................        22.52%           153.73%           313.27%         10/1/87
MFS Growth With Income Series...........         5.15%             N/A             111.37%         10/9/95

                                                            BASIC CONTRACT


                                      Change in Accumulation Unit Value for 12-Month Period ended December 31,
                                ------------------------------------------------------------------------------------
Investment Division
Corresponding To                  1990    1991     1992    1993     1994     1995     1996     1997     1998    1999
----------------                  ----    ----     ----    ----     ----     ----     ----     ----     ----    ----
The Guardian Cash Fund ......     6.75%   4.38%    2.03%   1.46%    2.63%    4.32%    3.78%    3.94%    3.91    3.57
The Guardian Bond Fund ......     6.31%  14.86%    6.46%   8.59%   -4.56%   16.24%    1.68%    7.74%    6.85   -1.98
The Guardian Stock Fund .....   -12.80%  34.40%   18.69%  18.58%   -2.41%   33.11%   25.43%   34.02%   18.49   29.66
The Guardian Small Cap Stock
Fund ........................                                                                 13.14%*  -6.84   33.49
Gabelli Capital Asset Fund ..                                                7.53%*   9.73%   40.95%   10.42   18.43
Baillie Gifford
International Fund ..........             7.40%*  -9.95%  32.50%   -0.28%    9.95%   14.08%   10.65%   19.78   37.51
Baillie Gifford Emerging
Markets Fund ................                                     -12.17%*  -1.74%   23.14%    0.80%  -27.61   70.28
Value Line Centurion Fund
("VLCF") ....................     4.33%  50.44%    4.71%   7.95%   -3.34%   38.47%   15.98%   19.99%   26.00   26.75
Value Line Strategic Asset
Management Trust
("VLSAM") ...................    -1.32%  41.69%   13.73%  10.57%   -5.97%   27.06%   14.53%   14.33%   25.99   22.89
MFS Growth With Income
Series ......................                                                        23.01%*  28.29%   20.92    5.47


* From date of commencement of public offering of Fund's shares through December 31.


                                                     CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT

                                        Change in Accumulation Unit Value for 12-Month Period ended December 31,
                               --------------------------------------------------------------------------------------
Investment Division
Corresponding To                  1990    1991     1992    1993     1994     1995     1996     1997     1998     1999
----------------                  ----    ----     ----    ----     ----     ----     ----     ----     ----     ----
The Guardian Cash Fund ......    6.45     4.07     1.72    1.16     2.32     4.01     3.47     3.63     3.80     3.26
The Guardian Bond Fund ......    6.00    14.51     6.14    8.26    -4.85    15.89     1.38     7.41     6.74    -2.27
The Guardian Stock Fund .....  -13.05    33.99    18.33   18.22    -2.70    32.71    25.05    33.62    18.37    29.27
The Guardian Small Cap Stock
Fund ........................                                                                  3.11*   -6.93    33.09
Gabelli Capital Asset Fund ..                                                         9.40*   40.53    10.31    45.68
Baillie Gifford
International Fund ..........                    -10.22*  32.10    -0.58     9.62    13.74    10.31    19.66    37.10
Baillie Gifford Emerging
Markets Fund ................                                               -2.04*   22.77     0.49   -27.69    69.77
Value Line Centurion Fund
("VLCF") ....................    4.03    49.98     4.39    7.63    -3.63    38.05    15.63    19.63    25.88    26.37
Value Line Strategic Asset
Management Trust
("VLSAM") ...................   -1.60    41.26    13.39   10.24    -6.25    26.68    14.18    13.98    25.86    22.52
MFS Growth With Income
Series ......................                                                        22.64*   27.91    20.80     5.15


* From date of commencement of public offering of Fund's shares through December 31.

Calculation of Yield Quotations for the Cash Fund Investment Division


     The yield of the Investment Division of the Separate Account investing in the Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or the Cash Fund and unrealized appreciation and depreciation with respect to the Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the Contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value reflects all deductions that are charged to a Contract owner, in proportion to the length of the base period and the Investment Division's average Contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1999 was 5.33%.

     Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1999 was 5.47%.


     The current and effective yields of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

     Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

     The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

                          TRANSFERABILITY RESTRICTIONS


      Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code of 1986, as amended ("Code"), a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the Contract, the Contract owner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.


                                     EXPERTS


      The Firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.



The financial statements of The Guardian Separate Account D incorporated in this Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1999 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 1999 and 1998 and for each of three years in the period ended December 31, 1999 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


     The consolidated financial statements of GIAC which are set forth herein beginning on page B-10 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.

      The financial statements of the Guardian Separate Account D are incorporated herein by reference to the Separate Account's 1999 Annual Report to Contract owners. Such financial statements, the notes thereto and the reports of the independent accountants and auditors thereon are incorporated by reference into this Statement of Additional Information or are included elsewhere in this Registration Statement. A free copy of the 1999 Annual Report to Contract owners accompanies this Statement of Additional Information.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ Pricewaterhouse Coopers LLP

February 14, 2000

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                          As of December 31,
                                                                        ---------------------
                                                                            1999         1998
                                                                        --------     --------
                                                                            (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $572.7 million; $538.6 million, respectively) .......   $   554.8     $   549.0
Affiliated mutual funds ............................................        78.0          42.9
Joint ventures .....................................................         0.5           0.4
Policy loans .......................................................        80.1          72.9
Short-term investments .............................................         7.1            --
                                                                       ---------     ---------
Total invested assets ..............................................       720.5         665.2
                                                                       ---------     ---------
Cash and cash equivalents ..........................................        63.6          18.5
Deferred acquisition costs .........................................       357.5         313.6
Deferred software costs ............................................        11.6            --
Uncollected and unpaid premiums ....................................         3.4           2.1
Amounts receivable from reinsurers .................................        46.5          42.5
Investment income due and accrued ..................................         9.9           9.4
Other assets .......................................................         5.1           3.3
Accounts receivable ................................................        37.5          22.2
Separate account assets ............................................    11,063.8       8,841.7
                                                                       ---------     ---------
Total Assets .......................................................   $12,319.4     $ 9,918.5
                                                                       =========     =========

Liabilities:
Future policy benefits and other policyholder liabilities ..........   $   547.9     $   480.0
Due to parent and mutual fund affiliates ...........................        69.6          32.2
Current federal income taxes .......................................        18.2          25.8
Deferred federal income taxes ......................................       102.8          98.8
Accrued expenses and other liabilities .............................       110.0          47.5
Separate account liabilities .......................................    10,970.4       8,764.8
                                                                       ---------     ---------
Total Liabilities ..................................................    11,818.9       9,449.1
                                                                       ---------     ---------

Stockholder's equity:
Common stock, 1999 - $100 par value, 25,000 shares authorized, issued and outstanding; 1998 - $100 par value, 20,000 shares
   authorized, issued and oustanding ...............................         2.5           2.0
Additional paid-in capital .........................................       136.9         137.4
Retained earnings ..................................................       347.9         310.6
Accumulated other comprehensive income .............................        13.2          19.4
                                                                       ---------     ---------
Stockholder's equity ...............................................       500.5         469.4
                                                                       ---------     ---------
Total Liabilities & Stockholder's Equity ...........................   $12,319.4     $ 9,918.5
                                                                       =========     =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Revenues:
Premiums ...............................................    $ 12.0     $  9.1     $  3.7
Net investment income ..................................      45.4       41.4       38.7
Realized capital (losses) gains on investments .........      (1.7)       2.1        0.9
Income from brokerage operations .......................      67.1       39.7       31.1
Administrative service fees ............................     217.1      173.6      130.5
Other income ...........................................      17.5       24.0       20.3
                                                            ------     ------     ------
Total revenues .........................................     357.4      289.9      225.2
                                                            ------     ------     ------

Benefits and other deductions:

Policyholder benefits ..................................      21.2       23.7       20.3
Amortization of deferred policy acquisition costs ......      67.1       55.3       36.6
Amortization of deferred software costs ................       1.8         --         --
Other operating costs and expenses .....................     165.6      105.1       73.3
                                                            ------     ------     ------
Total benefits and other deductions ....................     255.7      184.1      130.2
                                                            ------     ------     ------

Income before income taxes .............................     101.7      105.8       95.0

Federal income taxes:
Current expense ........................................      12.1       24.4       17.2
Deferred expense .......................................      12.3       12.0       16.2
                                                            ------     ------     ------
Total federal income taxes .............................      24.4       36.4       33.4
                                                            ------     ------     ------

Net income .............................................      77.3       69.4       61.6

Other comprehensive income, net of income tax:

Change in unrealized investment (losses) gains .........      (6.2)       3.2       12.6
                                                            ------     ------     ------

Comprehensive income ...................................    $ 71.1     $ 72.6     $ 74.2
                                                            ======     ======     ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Common stock at par value, beginning of year ...........    $  2.0     $  2.0     $  2.0
Increase in par value ..................................       0.5         --         --
                                                            ------     ------     ------
Common stock at par value, end of year .................       2.5        2.0        2.0
                                                            ------     ------     ------

Capital in excess of par value, beginning of year ......     137.4      137.4      137.4
(Decrease) in capital ..................................      (0.5)        --         --
                                                            ------     ------     ------
Capital in excess of par value, end of year ............     136.9      137.4      137.4
                                                            ------     ------     ------

Retained earnings, beginning of year ...................     310.6      241.2      179.6
Net income .............................................      77.3       69.4       61.6
Dividends to parent ....................................     (40.0)        --         --
                                                            ------     ------     ------
Retained earnings, end of year .........................     347.9      310.6      241.2
                                                            ------     ------     ------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year ............      19.4       16.2        3.6
Change in unrealized investment (losses) gains,
   net of deferred taxes ...............................      (6.2)       3.2       12.6
                                                            ------     ------     ------
Accumulated comprehensive income,
   net of deferred taxes, end of year ..................      13.2       19.4       16.2
                                                            ------     ------     ------

Total stockholder's equity, end of year ................    $500.5     $469.4     $396.8
                                                            ======     ======     ======

See notes to consolidated financial statements

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                  For the years ended December 31,
                                                                  --------------------------------
                                                                      1999       1998       1997
                                                                    ------     ------     ------
                                                                           (In millions)
Operating activities
   Net income ..............................................        $ 77.3     $ 69.4     $ 61.6
Adjustments to reconcile net income to net
   cash provided by operating activities:
     Changes in
      Deferred policy acquisition costs ....................         (43.9)     (46.2)     (45.9)
      Deferred software costs ..............................         (11.6)        --         --
      Uncollected premiums .................................          (1.3)       2.4        0.5
      Amounts receivable from reinsurers ...................          (4.0)     (13.4)      24.9
      Investment income due and accrued ....................          (0.5)      (0.5)      (0.3)
      Other assets .........................................          (1.8)       0.1        0.6
      Accounts receivable ..................................         (15.3)       8.6      (10.4)
      Separate accounts, net ...............................         (16.5)     (14.8)      (5.1)
      Future policy benefits and policyholder liabilities ..          20.9       21.9      (17.0)
      Payable to parent ....................................          10.7        5.7        8.9
      Federal income taxes:
        Current ............................................          (7.6)       9.1        6.9
        Deferred ...........................................           4.0       14.1       19.2
      Accrued expenses and other liabilities ...............          62.5       (1.5)     (14.0)
      Realized losses(gains) on investments ................           1.7       (2.1)      (0.9)
      Other, net ...........................................          (0.7)       1.0       (3.8)
                                                                    ------     ------     ------
        Net cash provided by operating activities ..........          73.9       53.8       25.2
                                                                    ------     ------     ------
Investment activities
   Proceeds from investments sold
      Bonds ................................................         142.2      280.9      315.4
      Other items, net .....................................            --         --       (1.3)
   Investments purchased
      Bonds ................................................        (180.1)    (331.7)    (310.5)
      Affiliated mutual funds ..............................         (24.6)      (3.3)     (20.5)
                                                                    ------     ------     ------
        Net cash used by investing activities ..............         (62.5)     (54.1)     (16.9)
                                                                    ------     ------     ------

Financing activities
   Additions to policyholder contract deposits .............         107.7       54.8       61.7
   Withdrawals from policyholder contract deposits .........         (60.7)     (64.4)     (61.8)
   Dividend to parent ......................................         (13.3)        --         --
                                                                    ------     ------     ------
        Net cash provided (used) by financing activities ...          33.7       (9.6)      (0.1)
                                                                    ------     ------     ------
(Decrease) Increase in cash ................................          45.1       (9.9)       8.2
Cash and cash equivalents, at beginning of year ............          18.5       28.4       20.2
                                                                    ------     ------     ------
Cash and cash equivalents, at end of year ..................        $ 63.6     $ 18.5     $ 28.4
                                                                    ======     ======     ======
Supplemental disclosure:
   Federal income taxes paid ...............................        $ 19.7     $ 15.4     $ 10.2
                                                                    ======     ======     ======

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLP (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment adviser to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company has established fourteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $14.9 million of software costs being capitalized. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes are included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary.

      Joint ventures are carried on the equity basis of accounting.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      Securities purchase under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased or resold is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

      Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months or less. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 1999 and 1998 are as follows:

                                                                     December 31, 1999
                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  24.5       $   0.2       $   0.7       $  24.0
Obligations of states and political subdivisions ..     30.7           0.1           0.5          30.3
Debt securities issued by foreign governments .....      3.8            --           0.1           3.7
Corporate debt securities .........................    513.7           0.5          17.4         496.8
                                                     -------       -------       -------       -------
  Subtotal ........................................    572.7           0.8          18.7         554.8
Affiliated mutual funds ...........................     61.0          17.2           0.2          78.0
                                                     -------       -------       -------       -------
                                                     $ 633.7       $  18.0       $  18.9       $ 632.8
                                                     =======       =======       =======       =======

                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  28.4       $   1.5       $    --       $  29.9
Obligations of states and political subdivisions ..     60.2           1.4            --          61.6
Debt securities issued by foreign governments .....      8.0           0.1            --           8.1
Corporate debt securities .........................    442.0          10.0           2.6         449.4
                                                     -------       -------       -------       -------
  Subtotal ........................................    538.6          13.0           2.6         549.0
Affiliated mutual funds ...........................     36.9           6.6           0.6          42.9
                                                     -------       -------       -------       -------
                                                     $ 575.5       $  19.6       $   3.2       $ 591.9
                                                     =======       =======       =======       =======

    The amortized cost and estimated market value of bonds as of December 31, 1999 and 1998 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

                                                                       As of December 31, 1999
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    61.4     $    61.2
Due after one year through five years ..............................       296.4         290.0
Due after five years through ten years .............................       100.1          95.5
Due after ten years ................................................        51.7          46.7
Sinking fund bonds (including collateralized mortgage obligations) .        63.1          61.4
                                                                       ---------     ---------
                                                                       $   572.7     $   554.8
                                                                       =========     =========

                                                                       As of December 31, 1998
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    47.5     $    47.7
Due after one year through five years ..............................       250.0         253.2
Due after five years through ten years .............................       102.5         107.8
Due after ten years ................................................        67.6          68.3
Sinking fund bonds (including collateralized mortgage obligations) .        71.0          72.0
                                                                       ---------     ---------
                                                                       $   538.6     $   549.0
                                                                       =========     =========

      The major categories of net investment income are summarized as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Fixed maturities .......................................    $ 37.2     $ 33.9     $ 31.8
Affiliated mutual funds ................................       1.6        1.5        1.1
Policy loans ...........................................       3.7        3.5        3.4
Short-term investment ..................................       2.9        2.3        2.4
Joint venture dividend .................................       1.3        1.3        1.1
                                                            ------     ------     ------
                                                              46.7       42.5       39.8
Less: Investment expenses ..............................       1.3        1.1        1.1
                                                            ------     ------     ------
Net investment income ..................................    $ 45.4     $ 41.4     $ 38.7
                                                            ======     ======     ======

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 1999, 1998 and 1997 are as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Realized gains from dispositions:
  Bonds ................................................    $  0.6     $  2.2     $  1.1
  Separate account seed ................................       0.9         --        0.9
Realized losses from dispositions:
  Bonds ................................................      (3.1)      (0.1)      (1.1)
  Affiliated mutual funds ..............................      (0.1)        --         --
                                                            ------     ------     ------
Realized gains .........................................    $ (1.7)    $  2.1     $  0.9
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Balance, beginning of year .............................    $ 19.4     $ 16.2     $  3.6
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ..............................................     (20.4)       2.6        4.6
    Affiliated mutual funds ............................       9.1       (1.8)       7.3
    Separate account seed ..............................       5.1        2.4        1.7
    Other ..............................................        --         --       (1.0)
                                                            ------     ------     ------
Balance, end of year ...................................    $ 13.2     $ 19.4     $ 16.2
                                                            ======     ======     ======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 1999, 1998 and 1997, the change in unrealized gains and losses before tax was $(12.9), $7.4 and $15.6 and after tax was $(6.2), $3.2 and $12.6, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Unrealized holding (losses) gains ......................    $(14.5)    $  5.7     $ 15.6
Less: Reclassification adjustments .....................       1.6        1.7         --
                                                            ------     ------     ------
Change in unrealized holding (losses) gains ............    $(12.9)    $  7.4     $ 15.6
                                                            ======     ======     ======

      Special Deposit assets of $3.7 million and $4.1 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 - DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                                           As of December 31,
                                                                             (In millions)
                                                                       -----------------------
                                                                            1999          1998
Balance, beginning of year .........................................   $   313.6     $   267.4
Capitalization of deferrable expenses ..............................        93.8          77.0
Amortization of recoverable DAC balances ...........................       (67.1)        (55.3)
Interest on DAC ....................................................        21.7          24.2
Retrospectively applied adjustments ................................        (4.5)          0.3
                                                                       ---------     ---------
Balance, end of year ...............................................   $   357.5     $   313.6
                                                                       =========     =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 5 - POLICYHOLDERS' ACCOUNT BALANCES

      The balances of policyholders' account balances as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                              1999         1998
                                                        ----------    ---------
Individual annuities ................................   $  7,617.9    $ 6,492.8
Group annuities .....................................      3,105.7      2,104.3
Variable life .......................................        713.7        569.6
Interest-sensitive life contracts ...................          4.2          4.5
                                                        ----------    ---------
Policyholders' account balances .....................   $ 11,441.5    $ 9,171.2
                                                        ==========    =========

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

NOTE 6 - FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the years ended December 31,
                                                        (In millions)
                                               --------------------------------
                                                   1999       1998       1997
                                                 ------     ------     ------
Federal Income Tax expense:
  Current ...................................    $ 12.1     $ 24.4     $ 17.2
  Deferred ..................................      12.3       12.0       16.2
                                                 ------     ------     ------
Total .......................................    $ 24.4     $ 36.4     $ 33.4
                                                 ======     ======     ======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Expected taxes on pre-tax income .......................    $ 35.6     $ 37.5     $ 33.3
Permanent adjustments:
  Dividends received deduction on separate accounts ....     (13.1)        --         --
Reserve on overpayment of 1998 taxes in 1999 ...........       1.3         --         --
True-up of tax basis reserves ..........................       1.3         --         --
State and local taxes ..................................        --       (0.5)       0.1
Foreign tax credit .....................................      (0.3)      (0.3)        --
Other ..................................................      (0.4)      (0.3)        --
                                                            ------     ------     ------
Total tax expense ......................................    $ 24.4     $ 36.4     $ 33.4
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 1999 and 1998, are as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                             1999          1998
                                                        ---------     ---------
Deferred tax assets:
Other liabilities ...................................   $    19.5     $    15.7
DAC Proxy ...........................................        13.7          11.1
Amounts receivable from reinsurer ...................         0.3           0.9
Other ...............................................         3.9           1.4
                                                        ---------     ---------
Total deferred tax assets ...........................        37.4          29.1

Deferred tax liabilities:
Deferred acquisition costs ..........................   $   125.1     $   109.8
Capitalized software costs ..........................         4.1            --
Reserves ............................................         7.7           6.0
Investments .........................................         3.3          10.3
Other ...............................................          --           1.8
                                                        ---------     ---------
Total deferred tax liabilities ......................       140.2         127.9
                                                        ---------     ---------
Net deferred tax liability ..........................   $   102.8     $    98.8
                                                        =========     =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 - REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million, $0.9 million and $1.0 million of assumed premiums at December 31, 1999, 1998 and 1997, and $83.1 million, $65.2 million and $43.6 million of ceded premiums at December 31, 1999, 1998 and 1997, respectively.

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million of premiums at December 31, 1997.

NOTE 8 - FAIR VALUE OF FINANCIAL INSTRUMENTS

      Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $141.0 million in 1999, $100.8 million in 1998 and $72.2 million in 1997, and, in the opinion of management, were considered appropriate for the services rendered.

      The Company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware Insurance law as an insurance company separate account. GIAC had contributed capital to GREA to provide for funds and to preserve liquidity. Effective December 19, 1997 GREA was liquidated and, as a result, $6.7 million was returned to GIAC in the form of capital and there was a realized gain recorded of $1.0 million.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Stock Fund ..............................   $ 4,153.9     $ 3,664.9
The Guardian VC 500 Index Fund .......................         1.8            --
The Guardian VC Allocation Fund ......................         0.8            --
The Guardian High Yield Bond Fund ....................         0.2            --
The Guardian Bond Fund ...............................       320.0         381.5
The Guardian Cash Fund ...............................       484.1         419.5
The Baillie Gifford International Fund ...............       662.3         526.4
The Baillie Gifford Emerging Markets Fund ............        64.6          34.6
The Guardian Small Cap Stock Fund ....................       130.6         109.2
The Guardian Park Avenue Fund ........................       621.3         511.6
The Guardian Park Avenue Small Cap Fund ..............        22.8          13.2
The Guardian Asset Allocation Fund ...................        46.0          39.8
The Guardian Baillie Gifford International Fund ......        15.5           9.1
The Guardian Baillie Gifford Emerging Markets Fund ...         6.8           0.8
The Guardian Investment Quality Bond Fund ............        12.7           9.3
The Guardian High Yield Bond Fund ....................         0.8            --
The Guardian Cash Management Fund ....................       126.4          57.9
                                                         ---------     ---------
                                                         $ 6,670.6     $ 5,777.8
                                                         =========     =========

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Park Avenue Fund ........................   $     0.1     $     0.1
The Guardian Park Avenue Small Cap Fund ..............         2.5           1.8
The Guardian Small Cap Stock Fund ....................        35.2          26.1
The Guardian Asset Allocation Fund ...................         2.8           2.5
The Guardian Baillie Gifford International Fund ......         2.9           2.1
The Guardian Baillie Gifford Emerging Markets Fund ...         1.5           0.9
The Guardian Investment Quality Bond Fund ............         1.6           1.6
The Guardian High Yield Bond Fund ....................         1.6           1.6
The Guardian Cash Management Fund ....................        29.8           6.2
                                                         ---------     ---------
                                                         $    78.0     $    42.9
                                                         =========     =========

NOTE 10 - STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP net income ...........................    $ 77.3     $ 69.4     $ 61.6
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .................       3.3       (4.5)      (4.3)
  Change in deferred policy acquisition costs ..........     (45.2)     (43.2)     (41.9)
  Change in deferred software costs ....................      (8.8)        --         --
  Deferred premiums ....................................       0.3        1.5        5.6
  Re-estimation of future policy benefits ..............      13.1        9.7        3.3
  Reinsurance ..........................................      (3.8)      (4.1)     (12.4)
  Deferred federal income tax expense ..................      11.2       11.9       16.2
  Amortization of interest maintenance reserve .........       0.4        0.3        0.1
  Transfer to interest maintenance reserve .............       2.4       (1.4)        --
  Other, net ...........................................       2.8        0.9       (0.2)
                                                            ------     ------     ------
Statutory net income ...................................    $ 53.0     $ 40.5     $ 28.0
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

    The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                 As of  December 31,
                                                                    (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP stockholder's equity .................    $500.5     $469.4     $396.8
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ....................    (357.5)    (313.6)    (267.4)
  Deferred software costs ..............................     (11.6)        --         --
  Elimination of asset valuation reserve ...............     (42.7)     (29.6)     (26.3)
  Re-estimation of future policy benefits ..............     (53.4)     (46.9)     (41.3)
  Establishment of deferred income tax liability .......     102.8       98.8       84.7
  Unrealized gains on investments ......................      19.8      (11.7)      (7.9)
  Other liabilities ....................................      66.7       48.1       33.5
  Deferred premiums ....................................       8.2        7.8        7.0
  Other, net ...........................................       5.4        5.1        3.6
                                                            ------     ------     ------
Statutory capital and surplus ..........................    $238.2     $227.4     $182.7
                                                            ======     ======     ======

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of April, 2000.


                                        The Guardian Separate Account D
                                          (Registrant)

                                        By: THE GUARDIAN INSURANCE & ANNUITY
                                            COMPANY, INC.
                                              (Depositor)



                                        By: /s/ Bruce C. Long
                                            --------------------------------
                                            Bruce C. Long
                                            Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  s/JOSEPH D. SARGENT *                      President, Chief Executive
------------------------------                 Officer and Director
    Joseph D. Sargent
(Principal Executive Officer)


  s/FRANK J. JONES*                          Executive Vice President, Chief
------------------------------                  Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)



  s/FRANK L. PEPE                            Vice President and Controller
------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/BRUCE C. LONG                            Executive Vice President
------------------------------                 and Director
    Bruce C. Long


 s/ARTHUR V. FERRARA *                       Director
------------------------------
   Arthur V. Ferrara



 s/WILLIAM C. WARREN*                        Director
------------------------------
   William C. Warren


 s/EDWARD K. KANE*                           Executive Vice President
------------------------------                 and Director
   Edward K. Kane


  s/LEO R. FUTIA*                            Director
------------------------------
    Leo R. Futia


  s/PHILIP H. DUTTER*                        Director
------------------------------
    Philip H. Dutter


  s/PETER L. HUTCHINGS*
------------------------------               Director
    Peter L. Hutchings



By /s/ BRUCE C. LONG                         Date: April 21, 2000
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description
------      -----------

10(a)       Consent of PricewaterhouseCoopers LLP

13(a)       Powers of Attorney